Interim Consolidated Condensed Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 3,301	$ 2,904	$ 2,404
Other comprehensive income, net of tax:
Unrealized loss on non - other than temporary impaired ("OTTI") investment securities available for sale, net of taxes	(387)	(1,351)	(1,121)
Unrealized gain (loss) on OTTI securities, net of taxes	(148)	(170)	237
Unrealized gain on derivatives, net of taxes			257
Reclassification adjustment for gains and accretion included in net income, net of taxes	(112)	(405)	(456)
Total other comprehensive income (loss)	(647)	(1,926)	(1,083)
Comprehensive income	$ 2,654	$ 978	$ 1,321